Note 5 - Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
5.
     Property and Equipment

Property and equipment as shown on the accompanying Condensed Consolidated Balance Sheets is composed of the following as of
March 31, 2020
and
December 31, 2019:

	March 31, 2020	December 31, 2019
Laboratory equipment	$534,577	$534,577
Leasehold improvements	115,605	115,605
Other furniture, fixtures & equipment	11,736	11,736
Total property and equipment	661,918	661,918
Accumulated depreciation and amortization	(652,306)	(651,312)
Property and equipment, net	$9,612	$10,606

3.
     Property and Equipment

Property and equipment as shown on the accompanying Consolidated Balance Sheets is composed of the following as of
December 31, 2019
and
2018:

	2019	2018
Laboratory equipment	$534,577	$530,306
Leasehold improvements	115,605	115,605
Other furniture, fixtures & equipment	11,736	28,685
Total property and equipment	661,918	674,596
Accumulated depreciation and amortization	(651,312)	(663,246)
Property and equipment, net	$10,606	$11,350

Depreciation expense was
$8,350
and
$19,801
during the years ended
December 31, 2019
and
2018,
respectively.